Quarterly Report
June 30, 2026
State Street Institutional Investment Trust

State Street Institutional Investment Trust
Quarterly Report
June 30, 2026
Table of Contents

State Street Income Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Principal Amount	Fair Value
Bonds and Notes - 93.0% †
U.S. Treasuries - 31.2%
U.S. Treasury Bonds
2.25%, 08/15/46 (a)	$3,508,700	$2,289,427
3.00%, 08/15/48 (a)	7,654,700	5,608,264
4.13%, 08/15/53 (a)	2,547,000	2,225,043
4.38%, 08/15/43 (a)	4,647,800	4,371,111
4.75%, 08/15/55 (a)	6,446,100	6,256,746
U.S. Treasury Notes
0.75%, 01/31/28 (a)	1,995,500	1,891,594
1.63%, 05/15/31 (a)	1,858,900	1,649,193
2.63%, 02/15/29 (a)	2,662,100	2,560,815
3.50%, 10/31/27 - 12/15/28 (a)	9,503,900	9,404,506
3.63%, 12/31/30 (a)	3,953,300	3,860,336
3.88%, 07/31/27 - 08/15/33 (a)	23,547,000	23,260,746
4.00%, 07/31/29 - 07/31/32 (a)	7,893,600	7,840,024
4.13%, 07/31/31 (a)	787,500	784,239
4.25%, 08/15/35 (a)	3,962,100	3,911,955
4.63%, 04/30/29 - 05/31/31 (a)	9,265,400	9,422,148
		85,336,147
Agency Mortgage Backed - 24.2%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49	6,885,049	6,178,016
4.50%, 06/01/33 - 02/01/35	2,643	2,628
5.00%, 07/01/35	44,039	44,430
5.50%, 01/01/38 - 04/01/39	77,499	79,661
6.00%, 06/01/33 - 11/01/37	154,550	160,838
6.50%, 07/01/29	282	284
7.00%, 01/01/30 - 08/01/36	30,834	32,599
7.50%, 11/01/30 - 09/01/33	2,198	2,251
8.00%, 11/01/30	212	216
8.50%, 04/01/30	410	433
Federal National Mortgage Association
2.50%, 03/01/51	3,078,470	2,573,523
3.00%, 03/01/50	1,255,685	1,108,606
3.50%, 08/01/45 - 01/01/48	2,672,895	2,470,402
4.00%, 01/01/41 - 01/01/50	3,025,062	2,882,537
4.50%, 07/01/33 - 12/01/48	1,441,897	1,413,842
5.00%, 03/01/34 - 05/01/39	122,427	123,376
5.50%, 12/01/32 - 01/01/39	404,782	414,495
6.00%, 02/01/33 - 05/01/41	682,289	704,363
6.50%, 02/01/29 - 08/01/36	19,189	19,998
7.00%, 10/01/32 - 12/01/33	1,652	1,744
7.50%, 06/01/29 - 03/01/33	9,811	10,093
8.00%, 02/01/30 - 10/01/31	1,086	1,101
8.50%, 04/01/30	592	619
Federal National Mortgage Association 1 yr. USD RFUCCT + 1.60%
5.72%, 04/01/37 (b)	553	560
Government National Mortgage Association
3.00%, 12/20/42 - 05/20/45	6,535,097	5,929,617
3.50%, 08/20/48	1,002,073	921,639
4.00%, 01/20/41 - 04/20/43	793,353	762,683
4.50%, 08/15/33 - 03/20/41	305,477	302,195
5.00%, 08/15/33	14,575	14,725
6.00%, 04/15/27 - 04/15/35	55,383	57,099
6.50%, 04/15/28 - 09/15/36	35,032	36,238
7.00%, 09/15/27 - 10/15/36	21,013	21,940
	Principal Amount	Fair Value
7.50%, 02/15/28 - 10/15/28	$2,912	$2,918
8.00%, 12/15/29 - 05/15/30	80	81
Government National Mortgage Association REMICS 30 day USD SOFR Average - 5.85%
2.24%, 05/20/64 (b)(c)	3,010,551	96,919
Uniform Mortgage-Backed Security, TBA
2.00%, 07/01/56 (d)	7,773,343	6,204,281
2.50%, 07/01/56 (d)	17,870,345	14,929,869
3.00%, 07/01/56 (d)	5,515,099	4,809,552
6.00%, 07/01/56 (d)	13,440,768	13,729,476
		66,045,847
Agency Collateralized Mortgage Obligations - 0.8%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.51%, 07/25/29 (a)	1,565,639	1,480,295
4.05%, 09/25/28 (a)(b)	412,352	408,438
Federal Home Loan Mortgage Corp. REMICS
5.50%, 06/15/33 (c)	10,618	1,374
7.50%, 07/15/27 (c)	66	2
Federal Home Loan Mortgage Corp. STRIPS
0.00%, 08/01/27 (e)	59	57
Federal Home Loan Mortgage Corp. Structured Pass-Through Certificates
0.09%, 09/25/43 (b)(c)	570,163	1,634
Federal National Mortgage Association Interest STRIPS
0.01%, 12/25/34 (e)	12,121	10,002
4.50%, 08/25/35 - 01/25/36 (c)	26,066	2,990
5.00%, 03/25/38 - 05/25/38 (c)	17,543	2,580
5.50%, 12/25/33 (c)	4,821	664
6.00%, 01/25/35 (c)	19,930	2,936
Federal National Mortgage Association REMICS
1.15%, 12/25/42 (b)(c)	71,730	1,910
5.00%, 02/25/40 - 09/25/40 (c)	15,342	1,258
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 5.89%
2.26%, 07/25/38 (b)(c)	18,643	1,479
Federal National Mortgage Association REMICS 30 day USD SOFR Average - 6.44%
2.81%, 11/25/41 (b)(c)	2,171,118	242,854
		2,158,473
Asset Backed - 1.4%
Chase Funding Trust
4.99%, 11/25/33 (f)	19,899	19,717
RCKT Mortgage Trust
4.89%, 11/25/55 (a)(f)(g)	1,757,119	1,736,574
4.97%, 11/25/55 (a)(f)(g)	1,113,126	1,103,836
Towd Point Mortgage Trust
5.09%, 10/25/65 (a)(f)(g)	1,124,425	1,112,606
		3,972,733
See Notes to Schedule of Investments.

State Street Income Fund	1

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Corporate Notes - 24.2%
Abbott Laboratories
3.75%, 11/30/26	$57,000	$56,937
4.90%, 11/30/46	49,000	45,054
AbbVie, Inc.
3.20%, 11/21/29	69,000	66,071
4.05%, 11/21/39	38,000	33,471
4.25%, 11/21/49	50,000	40,842
4.30%, 05/14/36	41,000	38,699
4.40%, 11/06/42	36,000	31,674
4.63%, 10/01/42	9,000	8,147
4.70%, 05/14/45	15,000	13,444
4.88%, 11/14/48	13,000	11,690
5.05%, 03/15/34	106,000	107,138
5.40%, 03/15/54	41,000	39,415
5.50%, 03/15/64	48,000	46,178
Advanced Micro Devices, Inc.
4.39%, 06/01/52	57,000	47,801
AEP Texas, Inc.
3.45%, 05/15/51	97,000	65,369
5.70%, 05/15/34	135,000	139,327
AEP Transmission Co. LLC
5.40%, 03/15/53	49,000	46,850
Alcon Finance Corp.
2.60%, 05/27/30 (g)	358,000	330,255
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/33	31,000	25,280
2.95%, 03/15/34	53,000	44,983
4.70%, 07/01/30	18,000	17,807
Allstate Corp.
4.20%, 12/15/46	55,000	44,614
Allstate Corp. (6.85% fixed rate until 07/30/26; 3.20% + 3 mo. Term SOFR thereafter)
6.85%, 08/15/53 (b)	72,000	72,084
Ally Financial, Inc.
2.20%, 11/02/28	76,000	71,761
Alphabet, Inc.
4.00%, 05/15/30	51,000	50,264
4.10%, 11/15/30	231,000	227,332
4.50%, 05/15/35	130,000	126,842
5.25%, 05/15/55	62,000	57,971
Altria Group, Inc.
3.40%, 05/06/30 - 02/04/41	44,000	36,095
4.00%, 02/04/61	15,000	10,450
4.25%, 08/09/42	5,000	4,121
4.45%, 05/06/50	23,000	18,161
4.50%, 05/02/43	15,000	12,593
Amazon.com, Inc.
1.50%, 06/03/30	22,000	19,641
2.50%, 06/03/50	32,000	18,540
2.70%, 06/03/60	21,000	11,384
2.88%, 05/12/41	54,000	39,985
3.25%, 05/12/61	35,000	21,541
4.25%, 03/13/31 - 08/22/57	121,000	117,056
American Electric Power Co., Inc.
2.30%, 03/01/30	33,000	30,326
3.25%, 03/01/50	27,000	18,236
American Honda Finance Corp.
5.85%, 10/04/30	204,000	211,519
American Tower Corp.
1.50%, 01/31/28	99,000	94,357
	Principal Amount	Fair Value
2.90%, 01/15/30	$35,000	$32,888
3.70%, 10/15/49	20,000	14,549
American Water Capital Corp.
2.95%, 09/01/27	31,000	30,520
5.45%, 03/01/54	136,000	130,227
Americold Realty Operating Partnership LP
5.41%, 09/12/34	98,000	95,243
Ameriprise Financial, Inc.
4.80%, 06/15/31	40,000	39,992
Amgen, Inc.
2.00%, 01/15/32	52,000	44,914
2.45%, 02/21/30	14,000	12,981
3.00%, 01/15/52	37,000	23,797
3.15%, 02/21/40	64,000	49,898
3.38%, 02/21/50	17,000	12,006
4.66%, 06/15/51	13,000	11,033
5.60%, 03/02/43	59,000	58,644
5.65%, 03/02/53	56,000	54,501
5.75%, 03/02/63	51,000	49,456
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36	86,000	83,700
4.90%, 02/01/46	42,000	38,267
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/30	46,000	44,391
5.55%, 01/23/49	47,000	46,229
Aon Corp./Aon Global Holdings PLC
2.90%, 08/23/51	61,000	37,660
Apollo Debt Solutions BDC
6.90%, 04/13/29	101,000	103,623
Apollo Management Holdings LP
2.65%, 06/05/30 (g)	33,000	30,407
Apple, Inc.
2.20%, 09/11/29	39,000	36,633
2.65%, 02/08/51	80,000	48,598
2.80%, 02/08/61	42,000	23,998
2.95%, 09/11/49	25,000	16,367
3.35%, 02/09/27	18,000	17,905
3.45%, 02/09/45	66,000	50,149
3.85%, 08/04/46	59,000	46,695
3.95%, 08/08/52	51,000	39,431
4.85%, 05/10/53	155,000	142,188
Applied Materials, Inc.
4.35%, 04/01/47	22,000	18,805
ArcelorMittal SA
6.00%, 06/17/34	87,000	90,933
6.35%, 06/17/54	145,000	151,567
6.80%, 11/29/32	36,000	39,525
Archer-Daniels-Midland Co.
2.50%, 08/11/26	22,000	21,958
ARES Capital Corp.
2.88%, 06/15/28	117,000	111,936
Arthur J Gallagher & Co.
3.50%, 05/20/51	41,000	28,208
Ascension Health
4.85%, 11/15/53	56,000	50,346
Ashtead Capital, Inc.
5.55%, 05/30/33 (g)	305,000	307,769
AstraZeneca Finance LLC
1.75%, 05/28/28	82,000	78,169
5.00%, 02/26/34	66,000	66,637
See Notes to Schedule of Investments.

2	State Street Income Fund

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
AstraZeneca PLC
3.00%, 05/28/51	$44,000	$29,444
4.00%, 01/17/29	17,000	16,840
4.38%, 08/17/48	11,000	9,480
AT&T, Inc.
2.75%, 06/01/31	241,000	219,141
3.55%, 09/15/55	26,000	16,715
3.65%, 06/01/51	194,000	132,081
3.85%, 06/01/60	68,000	45,376
4.35%, 03/01/29	69,000	68,551
4.50%, 05/15/35	49,000	46,180
4.55%, 03/09/49	27,000	21,686
4.75%, 05/15/46	15,000	12,629
4.85%, 03/01/39	65,000	60,449
5.40%, 02/15/34	87,000	88,201
Athene Global Funding
5.13%, 06/01/29 (g)	171,000	171,291
Athene Holding Ltd.
4.13%, 01/12/28	28,000	27,736
6.15%, 04/03/30	56,000	58,006
Atmos Energy Corp.
6.20%, 11/15/53	59,000	62,644
AutoNation, Inc.
5.89%, 03/15/35	126,000	128,565
BAE Systems PLC
5.50%, 03/26/54 (g)	170,000	167,787
Bank of America Corp.
3.25%, 10/21/27	64,000	63,229
4.18%, 11/25/27	74,000	73,677
4.25%, 10/22/26	79,000	78,963
Bank of America Corp. (2.09% fixed rate until 06/14/28; 1.06% + SOFR thereafter)
2.09%, 06/14/29 (b)	134,000	127,577
Bank of America Corp. (2.97% fixed rate until 02/04/32; 1.33% + SOFR thereafter)
2.97%, 02/04/33 (b)	229,000	206,718
Bank of America Corp. (2.97% fixed rate until 07/21/51; 1.56% + SOFR thereafter)
2.97%, 07/21/52 (b)	102,000	65,919
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.30% + 3 mo. Term SOFR thereafter)
3.42%, 12/20/28 (b)	36,000	35,394
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.77% + 3 mo. Term SOFR thereafter)
3.71%, 04/24/28 (b)	79,000	78,467
Bank of America Corp. (3.85% fixed rate until 03/08/32; 2.00% + 5 yr. CMT thereafter)
3.85%, 03/08/37 (b)	83,000	77,142
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.45% + 3 mo. Term SOFR thereafter)
3.95%, 01/23/49 (b)	47,000	36,866
Bank of America Corp. (4.24% fixed rate until 04/24/37; 2.08% + 3 mo. Term SOFR thereafter)
4.24%, 04/24/38 (b)	49,000	44,784
	Principal Amount	Fair Value
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.57% + 3 mo. Term SOFR thereafter)
4.27%, 07/23/29 (b)	$17,000	$16,867
Bank of America Corp. (5.29% fixed rate until 04/25/33; 1.91% + SOFR thereafter)
5.29%, 04/25/34 (b)	183,000	185,467
Bank of America Corp. (5.47% fixed rate until 01/23/34; 1.65% + SOFR thereafter)
5.47%, 01/23/35 (b)	117,000	119,346
Bank of America Corp. (5.87% fixed rate until 09/15/33; 1.84% + SOFR thereafter)
5.87%, 09/15/34 (b)	214,000	223,624
Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.39% + 3 mo. Term SOFR thereafter)
4.63%, 09/20/26 (b)	68,000	67,908
Bank of Nova Scotia (6.58% fixed rate until 10/12/26; 2.91% + 3 mo. Term SOFR thereafter)
6.58%, 10/12/26 (b)	70,000	69,636
Barclays PLC (2.65% fixed rate until 06/24/30; 1.90% + 1 yr. CMT thereafter)
2.65%, 06/24/31 (b)	390,000	357,618
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 mo. Term SOFR thereafter)
4.97%, 05/16/29 (b)	307,000	308,154
BAT Capital Corp.
2.73%, 03/25/31	52,000	47,487
4.39%, 08/15/37	39,000	35,656
4.54%, 08/15/47	13,000	10,728
4.63%, 03/22/33	170,000	166,350
5.83%, 02/20/31	60,000	62,504
6.00%, 02/20/34	51,000	53,794
Baxter International, Inc.
1.92%, 02/01/27	76,000	74,776
4.90%, 12/15/30	161,000	159,651
5.65%, 12/15/35	64,000	63,447
Bayer U.S. Finance LLC
6.38%, 11/21/30 (g)	230,000	242,034
Baylor Scott & White Holdings
2.84%, 11/15/50	11,000	6,990
Becton Dickinson & Co.
3.70%, 06/06/27	33,000	32,781
4.69%, 12/15/44	5,000	4,398
5.11%, 02/08/34	135,000	135,350
Berkshire Hathaway Energy Co.
3.25%, 04/15/28	21,000	20,558
3.70%, 07/15/30	48,000	46,357
3.80%, 07/15/48	18,000	13,568
4.25%, 10/15/50	41,000	32,701
6.13%, 04/01/36	18,000	19,194
Berkshire Hathaway Finance Corp.
2.85%, 10/15/50	112,000	71,067
BHP Billiton Finance USA Ltd.
5.25%, 09/08/33	68,000	69,420
5.50%, 09/08/53	23,000	22,647
BlackRock TCP Capital Corp.
6.95%, 05/30/29	361,000	360,242
See Notes to Schedule of Investments.

State Street Income Fund	3

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Block Financial LLC
2.50%, 07/15/28	$49,000	$46,693
3.88%, 08/15/30	16,000	15,194
Boardwalk Pipelines LP
4.80%, 05/03/29	34,000	34,032
Boeing Co.
2.70%, 02/01/27	81,000	80,171
2.95%, 02/01/30	20,000	18,810
3.25%, 03/01/28	11,000	10,773
3.55%, 03/01/38	14,000	11,720
3.75%, 02/01/50	21,000	15,326
5.04%, 05/01/27	120,000	120,340
5.15%, 05/01/30	68,000	68,824
5.81%, 05/01/50	127,000	125,383
Boston Properties LP
3.40%, 06/21/29	87,000	83,632
Boston Scientific Corp.
4.70%, 03/01/49	6,000	5,343
BP Capital Markets America, Inc.
3.00%, 02/24/50	51,000	33,084
3.38%, 02/08/61	51,000	32,859
4.81%, 02/13/33	84,000	83,441
5.23%, 11/17/34	257,000	260,362
BP Capital Markets PLC (4.88% fixed rate until 03/22/30; 4.40% + 5 yr. CMT thereafter)
4.88%, 03/22/30 (b)	56,000	55,251
Bristol-Myers Squibb Co.
1.45%, 11/13/30	41,000	36,067
2.35%, 11/13/40	25,000	17,518
3.55%, 03/15/42	25,000	19,892
4.13%, 06/15/39	34,000	30,325
4.25%, 10/26/49	34,000	27,620
4.35%, 11/15/47	4,000	3,333
4.55%, 02/20/48	10,000	8,551
5.20%, 02/22/34	142,000	144,847
Brixmor Operating Partnership LP
2.25%, 04/01/28	70,000	67,255
3.90%, 03/15/27	14,000	13,937
Broadcom, Inc.
3.14%, 11/15/35 (g)	25,000	21,205
3.19%, 11/15/36 (g)	3,000	2,509
3.42%, 04/15/33	194,000	176,812
3.47%, 04/15/34	3,000	2,692
4.15%, 11/15/30	26,000	25,444
4.30%, 11/15/32	42,000	40,674
Brown-Forman Corp.
4.00%, 04/15/38	9,000	8,018
Bunge Ltd. Finance Corp.
3.20%, 04/21/31	117,000	109,063
3.75%, 09/25/27	13,000	12,887
Burlington Northern Santa Fe LLC
4.15%, 12/15/48	35,000	28,283
4.55%, 09/01/44	52,000	45,854
Cameron LNG LLC
3.30%, 01/15/35 (g)	16,000	13,952
Canadian Natural Resources Ltd.
3.85%, 06/01/27	38,000	37,799
4.95%, 06/01/47	26,000	23,071
Canadian Pacific Railway Co.
1.75%, 12/02/26	87,000	86,113
3.10%, 12/02/51	27,000	17,660
	Principal Amount	Fair Value
3.50%, 05/01/50	$31,000	$22,088
Carlisle Cos., Inc.
2.20%, 03/01/32	96,000	82,795
5.25%, 09/15/35	30,000	29,910
5.55%, 09/15/40	57,000	56,605
Carlyle Secured Lending, Inc.
6.75%, 02/18/30	32,000	32,202
Carrier Global Corp.
2.72%, 02/15/30	38,000	35,532
3.58%, 04/05/50	30,000	21,862
5.90%, 03/15/34	38,000	40,071
CBRE Services, Inc.
4.90%, 01/15/33	300,000	295,578
Cenovus Energy, Inc.
2.65%, 01/15/32	36,000	32,139
3.75%, 02/15/52	47,000	33,503
Centene Corp.
2.45%, 07/15/28	647,000	614,631
CGI, Inc.
4.95%, 03/14/30	339,000	337,532
Charles Schwab Corp.
2.45%, 03/03/27	315,000	311,176
2.90%, 03/03/32	30,000	27,190
Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 yr. CMT thereafter)
4.00%, 12/01/30 (b)	87,000	81,597
Charles Schwab Corp. (5.64% fixed rate until 05/19/28; 2.21% + SOFR thereafter)
5.64%, 05/19/29 (b)	175,000	178,369
Charles Schwab Corp. (6.14% fixed rate until 08/24/33; 2.01% + SOFR thereafter)
6.14%, 08/24/34 (b)	130,000	138,142
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/41	58,000	40,555
3.70%, 04/01/51	176,000	109,284
4.80%, 03/01/50	87,000	64,860
Cheniere Energy, Inc.
5.65%, 04/15/34	68,000	69,775
Chevron Corp.
2.24%, 05/11/30	17,000	15,636
Chevron USA, Inc.
3.85%, 01/15/28	62,000	61,586
Chubb INA Holdings LLC
4.35%, 11/03/45	28,000	24,034
Church & Dwight Co., Inc.
2.30%, 12/15/31	48,000	42,440
Cigna Group
2.40%, 03/15/30	31,000	28,635
3.40%, 03/15/50 - 03/15/51	33,000	22,797
4.38%, 10/15/28	17,000	16,928
Cisco Systems, Inc.
5.30%, 02/26/54	101,000	95,492
5.35%, 02/26/64	101,000	94,366
5.90%, 02/15/39	20,000	21,190
Citigroup, Inc.
4.45%, 09/29/27	43,000	42,938
Citigroup, Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (b)	36,000	34,002
See Notes to Schedule of Investments.

4	State Street Income Fund

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Citigroup, Inc. (3.79% fixed rate until 03/17/32; 1.94% + SOFR thereafter)
3.79%, 03/17/33 (b)	$290,000	$272,554
Citigroup, Inc. (3.88% fixed rate until 01/24/38; 1.43% + 3 mo. Term SOFR thereafter)
3.88%, 01/24/39 (b)	17,000	14,789
Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (g)	112,000	110,094
Clorox Co.
1.80%, 05/15/30	48,000	42,984
CME Group, Inc.
2.65%, 03/15/32	39,000	35,221
3.75%, 06/15/28	18,000	17,816
CMS Energy Corp.
4.88%, 03/01/44	64,000	56,847
Coca-Cola Co.
2.60%, 06/01/50	39,000	23,938
2.75%, 06/01/60	27,000	15,651
Comcast Corp.
2.65%, 08/15/62	29,000	14,019
2.80%, 01/15/51	33,000	18,531
2.89%, 11/01/51	31,000	17,554
2.94%, 11/01/56	25,000	13,516
2.99%, 11/01/63	24,000	12,493
3.20%, 07/15/36	36,000	29,872
3.25%, 11/01/39	58,000	44,206
3.97%, 11/01/47	40,000	28,778
5.17%, 01/15/37 (g)	39,000	37,438
5.65%, 06/01/54	112,000	101,073
Conagra Brands, Inc.
5.30%, 11/01/38	15,000	14,206
ConocoPhillips Co.
5.55%, 03/15/54	76,000	73,483
5.70%, 09/15/63	79,000	77,030
Consolidated Edison Co. of New York, Inc.
2.90%, 12/01/26	51,000	50,670
3.35%, 04/01/30	18,000	17,188
3.88%, 06/15/47	22,000	16,899
3.95%, 04/01/50	31,000	24,098
Constellation Brands, Inc.
3.15%, 08/01/29	82,000	78,405
4.50%, 05/09/47	34,000	28,374
Constellation Energy Generation LLC
6.50%, 10/01/53	52,000	55,820
Continental Resources, Inc.
2.88%, 04/01/32 (g)	56,000	49,244
COPT Defense Properties LP
2.00%, 01/15/29	57,000	53,306
2.75%, 04/15/31	135,000	122,375
Corebridge Financial, Inc.
3.90%, 04/05/32	168,000	157,636
Crowdstrike Holdings, Inc.
3.00%, 02/15/29	1,282,000	1,222,656
Crown Castle, Inc.
2.90%, 03/15/27	138,000	136,363
3.30%, 07/01/30	108,000	101,733
CSL Finance PLC
4.25%, 04/27/32 (g)	79,000	75,902
5.11%, 04/03/34 (g)	27,000	26,974
5.42%, 04/03/54 (g)	13,000	12,212
	Principal Amount	Fair Value
CSX Corp.
4.50%, 03/15/49 - 08/01/54	$58,000	$48,883
CubeSmart LP
4.38%, 02/15/29	51,000	50,586
CVS Health Corp.
3.00%, 08/15/26	45,000	44,906
3.63%, 04/01/27	41,000	40,747
3.75%, 04/01/30	29,000	28,042
4.30%, 03/25/28	3,000	2,985
4.78%, 03/25/38	26,000	24,373
5.13%, 07/20/45	29,000	26,256
5.30%, 06/01/33 - 12/05/43	115,000	112,659
5.88%, 06/01/53	15,000	14,654
6.00%, 06/01/63	13,000	12,685
6.05%, 06/01/54	35,000	34,980
CVS Health Corp. (6.75% fixed rate until 09/10/34; 2.52% + 5 yr. CMT thereafter)
6.75%, 12/10/54 (b)	97,000	101,008
CVS Health Corp. (7.00% fixed rate until 12/10/29; 2.89% + 5 yr. CMT thereafter)
7.00%, 03/10/55 (b)	94,000	97,523
Daimler Truck Finance North America LLC
2.50%, 12/14/31 (g)	244,000	214,952
Deutsche Bank AG (2.31% fixed rate until 11/16/26; 1.22% + SOFR thereafter)
2.31%, 11/16/27 (b)	262,000	259,794
Deutsche Bank AG (3.74% fixed rate until 10/07/31; 2.26% + SOFR thereafter)
3.74%, 01/07/33 (b)	398,000	365,288
Deutsche Bank AG (6.82% fixed rate until 11/20/28; 2.51% + SOFR thereafter)
6.82%, 11/20/29 (b)	209,000	218,549
Deutsche Bank AG (7.08% fixed rate until 11/10/32; 3.65% + SOFR thereafter)
7.08%, 02/10/34 (b)	210,000	226,590
Devon Energy Corp.
5.60%, 03/15/34 (g)	219,000	224,503
5.90%, 02/15/55 (g)	114,000	112,348
DH Europe Finance II SARL
2.60%, 11/15/29	34,000	31,877
3.25%, 11/15/39	21,000	16,860
3.40%, 11/15/49	12,000	8,497
Diamondback Energy, Inc.
3.13%, 03/24/31	47,000	43,700
5.40%, 04/18/34	167,000	169,360
5.75%, 04/18/54	62,000	60,271
Dick's Sporting Goods, Inc.
4.10%, 01/15/52	234,000	170,181
Digital Realty Trust LP
3.60%, 07/01/29	55,000	53,305
Discovery Communications LLC
3.95%, 03/20/28	32,000	31,568
5.00%, 09/20/37	18,000	14,132
Discovery Global Holdings, Inc.
3.76%, 03/15/27	303,000	300,934
4.28%, 03/15/32	241,000	215,950
5.05%, 03/15/42	36,000	26,351
5.14%, 03/15/52	5,000	3,348
See Notes to Schedule of Investments.

State Street Income Fund	5

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Dollar General Corp.
3.50%, 04/03/30	$20,000	$19,083
4.13%, 04/03/50	34,000	26,500
Dominion Energy, Inc.
3.38%, 04/01/30	63,000	60,152
Dover Corp.
2.95%, 11/04/29	35,000	33,193
Dow Chemical Co.
2.10%, 11/15/30	27,000	23,844
3.60%, 11/15/50	30,000	19,843
4.25%, 10/01/34	16,000	14,538
5.15%, 02/15/34	68,000	66,675
5.55%, 11/30/48	21,000	18,599
6.30%, 03/15/33	68,000	71,445
Dr. Horton, Inc.
5.50%, 10/15/35	86,000	87,786
DTE Energy Co.
2.85%, 10/01/26	22,000	21,917
Duke Energy Carolinas LLC
3.95%, 03/15/48	25,000	19,492
Duke Energy Corp.
2.55%, 06/15/31	97,000	87,474
3.30%, 06/15/41	87,000	66,279
3.50%, 06/15/51	87,000	59,298
3.75%, 09/01/46	134,000	100,075
Duke Energy Progress LLC
4.15%, 12/01/44	24,000	19,776
DuPont de Nemours, Inc.
5.42%, 11/15/48	3,000	2,827
Duquesne Light Holdings, Inc.
3.62%, 08/01/27 (g)	66,000	65,223
Eastern Energy Gas Holdings LLC
5.65%, 10/15/54	87,000	83,320
Eastman Chemical Co.
4.65%, 10/15/44	39,000	33,345
Eaton Corp.
3.10%, 09/15/27	21,000	20,721
Electronic Arts, Inc.
1.85%, 02/15/31	49,000	45,258
Elevance Health, Inc.
2.88%, 09/15/29	17,000	16,086
3.60%, 03/15/51	21,000	14,875
3.70%, 09/15/49	19,000	13,783
5.13%, 02/15/53	15,000	13,425
5.65%, 06/15/54	39,000	37,511
6.10%, 10/15/52	34,000	34,762
Eli Lilly & Co.
5.00%, 02/09/54	27,000	24,917
5.10%, 02/09/64	102,000	93,191
Emera U.S. Finance LP
2.64%, 06/15/31	97,000	87,162
Emerson Electric Co.
1.80%, 10/15/27	22,000	21,325
2.75%, 10/15/50	19,000	12,004
Enbridge Energy Partners LP
5.50%, 09/15/40	5,000	4,907
Enbridge, Inc.
1.60%, 10/04/26	154,000	152,982
Enbridge, Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 yr. CMT thereafter)
5.75%, 07/15/80 (b)	87,000	87,431
Energy Transfer LP
5.25%, 07/01/29	483,000	490,472
5.30%, 04/01/44 - 04/15/47	65,000	58,701
	Principal Amount	Fair Value
5.35%, 05/15/45	$54,000	$49,111
5.75%, 02/15/33	36,000	37,270
5.95%, 05/15/54	31,000	29,674
6.10%, 12/01/28	148,000	152,625
6.40%, 12/01/30	57,000	60,333
6.50%, 02/01/42	30,000	31,701
Enterprise Products Operating LLC
4.25%, 02/15/48	70,000	57,406
4.85%, 01/31/34	219,000	217,152
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.29% + 3 mo. Term SOFR thereafter)
5.25%, 08/16/77 (b)	20,000	19,919
EOG Resources, Inc.
5.10%, 01/15/36	14,000	13,933
Equinix, Inc.
2.15%, 07/15/30	56,000	50,490
ERP Operating LP
4.50%, 07/01/44	13,000	11,383
Eversource Energy
3.45%, 01/15/50	42,000	29,129
Exelon Corp.
4.05%, 04/15/30	65,000	63,452
4.45%, 04/15/46	41,000	34,083
4.70%, 04/15/50	43,000	36,163
5.60%, 03/15/53	127,000	121,529
Expedia Group, Inc.
5.40%, 02/15/35	95,000	94,063
Extra Space Storage LP
2.20%, 10/15/30	48,000	43,071
3.90%, 04/01/29	32,000	31,344
5.90%, 01/15/31	140,000	145,232
Exxon Mobil Corp.
3.45%, 04/15/51	76,000	54,163
FedEx Corp.
4.10%, 02/01/45	94,000	78,200
Fidelity National Financial, Inc.
3.20%, 09/17/51	61,000	38,677
Fidelity National Information Services, Inc.
3.10%, 03/01/41	11,000	7,989
FirstEnergy Corp.
3.40%, 03/01/50	59,000	40,151
FirstEnergy Transmission LLC
4.55%, 04/01/49 (g)	84,000	70,078
Fiserv, Inc.
3.50%, 07/01/29	26,000	24,954
Florida Power & Light Co.
4.13%, 02/01/42	23,000	19,632
Flowserve Corp.
2.80%, 01/15/32	53,000	47,026
Foundry JV Holdco LLC
5.88%, 01/25/34 (g)	332,000	337,571
Freeport-McMoRan, Inc.
4.25%, 03/01/30	71,000	69,757
General Dynamics Corp.
4.25%, 04/01/50	30,000	25,166
General Mills, Inc.
3.00%, 02/01/51	32,000	20,196
General Motors Co.
5.20%, 04/01/45	7,000	6,208
5.40%, 04/01/48	15,000	13,465
6.80%, 10/01/27	30,000	30,727
See Notes to Schedule of Investments.

6	State Street Income Fund

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
General Motors Financial Co., Inc.
2.35%, 01/08/31	$38,000	$33,999
5.85%, 04/06/30	252,000	260,364
6.10%, 01/07/34	220,000	229,603
Genuine Parts Co.
2.75%, 02/01/32	36,000	31,371
Georgia Power Co.
5.25%, 03/15/34	291,000	295,612
Gilead Sciences, Inc.
2.60%, 10/01/40	33,000	23,948
2.95%, 03/01/27	7,000	6,937
4.15%, 03/01/47	15,000	12,282
4.60%, 09/01/35	41,000	39,862
5.25%, 10/15/33	41,000	42,157
GlaxoSmithKline Capital PLC
3.38%, 06/01/29	42,000	40,902
Goldman Sachs Group, Inc.
3.85%, 01/26/27	208,000	207,511
5.15%, 05/22/45	15,000	13,684
Goldman Sachs Group, Inc. (1.54% fixed rate until 09/10/26; 0.82% + SOFR thereafter)
1.54%, 09/10/27 (b)	78,000	77,556
Goldman Sachs Group, Inc. (2.38% fixed rate until 07/21/31; 1.25% + SOFR thereafter)
2.38%, 07/21/32 (b)	40,000	35,356
Goldman Sachs Group, Inc. (2.91% fixed rate until 07/21/41; 1.47% + SOFR thereafter)
2.91%, 07/21/42 (b)	33,000	23,882
Goldman Sachs Group, Inc. (3.21% fixed rate until 04/22/41; 1.51% + SOFR thereafter)
3.21%, 04/22/42 (b)	49,000	37,013
Goldman Sachs Group, Inc. (3.44% fixed rate until 02/24/42; 1.63% + SOFR thereafter)
3.44%, 02/24/43 (b)	83,000	63,461
Goldman Sachs Group, Inc. (3.81% fixed rate until 04/23/28; 1.42% + 3 mo. Term SOFR thereafter)
3.81%, 04/23/29 (b)	23,000	22,640
Goldman Sachs Group, Inc. (4.02% fixed rate until 10/31/37; 1.63% + 3 mo. Term SOFR thereafter)
4.02%, 10/31/38 (b)	23,000	20,173
Goldman Sachs Group, Inc. (4.22% fixed rate until 05/01/28; 1.56% + 3 mo. Term SOFR thereafter)
4.22%, 05/01/29 (b)	38,000	37,663
Haleon U.S. Capital LLC
3.63%, 03/24/32	360,000	336,964
Halliburton Co.
5.00%, 11/15/45	19,000	17,004
Hartford Insurance Group, Inc. (6.04% fixed rate until 07/30/26; 2.39% + 3 mo. Term SOFR thereafter)
6.04%, 02/12/67 (b)(g)	55,000	54,731
HCA, Inc.
3.13%, 03/15/27	111,000	109,960
	Principal Amount	Fair Value
3.38%, 03/15/29	$68,000	$65,698
3.50%, 09/01/30	40,000	37,917
3.63%, 03/15/32	31,000	28,856
4.63%, 03/15/52	75,000	61,018
5.60%, 04/01/34	30,000	30,617
5.75%, 03/01/35	94,000	96,883
6.00%, 04/01/54	41,000	40,499
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/30 (g)	48,000	43,421
3.20%, 06/01/50 (g)	19,000	12,258
Healthcare Realty Holdings LP
2.00%, 03/15/31	28,000	24,505
Hess Corp.
5.60%, 02/15/41	10,000	10,126
5.80%, 04/01/47	7,000	7,064
Highwoods Realty LP
4.13%, 03/15/28	20,000	19,710
4.20%, 04/15/29	50,000	48,906
7.65%, 02/01/34	14,000	15,639
Home Depot, Inc.
2.70%, 04/15/30	19,000	17,833
3.35%, 04/15/50	39,000	27,172
3.50%, 09/15/56	18,000	12,444
3.90%, 12/06/28 - 06/15/47	41,000	35,868
4.50%, 12/06/48	17,000	14,463
4.95%, 06/25/34 - 09/15/52	74,000	71,722
5.30%, 06/25/54	23,000	21,752
5.40%, 06/25/64	41,000	38,919
Honeywell Aerospace, Inc.
4.30%, 03/16/31 (g)	160,000	157,227
Honeywell International, Inc.
1.75%, 09/01/31	129,000	112,013
2.70%, 08/15/29	94,000	88,953
Hormel Foods Corp.
1.80%, 06/11/30	69,000	62,063
Horseshoe Funding Trust II
6.89%, 11/15/55 (g)	100,000	104,887
HSBC Holdings PLC (2.01% fixed rate until 09/22/27; 1.73% + SOFR thereafter)
2.01%, 09/22/28 (b)	263,000	254,865
HSBC Holdings PLC (6.88% fixed rate until 09/11/29; 3.30% + 5 yr. CMT thereafter)
6.88%, 09/11/29 (b)	332,000	339,885
HSBC Holdings PLC (8.11% fixed rate until 11/03/32; 4.25% + SOFR thereafter)
8.11%, 11/03/33 (b)	398,000	457,382
Huntington Bancshares, Inc.
2.55%, 02/04/30	79,000	72,996
Huntington Bancshares, Inc. (5.27% fixed rate until 01/15/30; 1.28% + SOFR thereafter)
5.27%, 01/15/31 (b)	201,000	203,324
Huntington Bancshares, Inc. (6.14% fixed rate until 08/18/34; 1.70% + 5 yr. CMT thereafter)
6.14%, 11/18/39 (b)	76,000	77,598
Huntington Ingalls Industries, Inc.
2.04%, 08/16/28	94,000	88,994
Hyundai Capital America
5.40%, 01/08/31 (g)	307,000	311,611
See Notes to Schedule of Investments.

State Street Income Fund	7

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
IBM International Capital Pte. Ltd.
5.25%, 02/05/44	$159,000	$147,620
Imperial Brands Finance PLC
5.50%, 02/01/30 (g)	391,000	399,340
5.88%, 07/01/34 (g)	387,000	398,142
6.13%, 07/27/27 (g)	300,000	304,596
Indiana Michigan Power Co.
3.25%, 05/01/51	43,000	28,774
Ingersoll Rand, Inc.
5.70%, 08/14/33	117,000	121,693
Ingredion, Inc.
3.90%, 06/01/50	20,000	15,018
Intel Corp.
2.00%, 08/12/31	61,000	53,182
2.45%, 11/15/29	75,000	69,782
2.80%, 08/12/41	70,000	48,863
3.10%, 02/15/60	36,000	20,454
4.65%, 06/01/31	75,000	74,266
5.30%, 05/15/36	90,000	89,491
5.63%, 02/10/43	31,000	30,134
5.70%, 02/10/53	28,000	26,411
6.13%, 05/15/56	40,000	39,976
Intercontinental Exchange, Inc.
1.85%, 09/15/32	17,000	14,335
2.65%, 09/15/40	13,000	9,428
Intuit, Inc.
5.50%, 09/15/53	77,000	69,238
ITC Holdings Corp.
2.95%, 05/14/30 (g)	107,000	99,786
J.M. Smucker Co.
6.50%, 11/15/43 - 11/15/53	169,000	183,155
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.75%, 04/01/33	33,000	33,833
5.95%, 04/20/35	159,000	163,824
6.75%, 03/15/34	12,000	13,070
Jefferies Financial Group, Inc.
5.88%, 07/21/28	131,000	133,552
Johnson & Johnson
3.63%, 03/03/37	18,000	16,109
Johnson Controls International PLC
4.50%, 02/15/47	17,000	14,574
JPMorgan Chase & Co. (2.96% fixed rate until 01/25/32; 1.26% + SOFR thereafter)
2.96%, 01/25/33 (b)	451,000	408,137
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + 3 mo. Term SOFR thereafter)
2.96%, 05/13/31 (b)	75,000	70,019
JPMorgan Chase & Co. (3.16% fixed rate until 04/22/41; 1.46% + 3 mo. Term SOFR thereafter)
3.16%, 04/22/42 (b)	63,000	47,914
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.62% + 3 mo. Term SOFR thereafter)
3.88%, 07/24/38 (b)	49,000	43,302
	Principal Amount	Fair Value
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.48% + 3 mo. Term SOFR thereafter)
3.90%, 01/23/49 (b)	$148,000	$115,373
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.38% + 3 mo. Term SOFR thereafter)
4.01%, 04/23/29 (b)	34,000	33,634
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.72% + 3 mo. Term SOFR thereafter)
4.03%, 07/24/48 (b)	33,000	26,364
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + 3 mo. Term SOFR thereafter)
4.49%, 03/24/31 (b)	114,000	113,016
JPMorgan Chase & Co. (5.34% fixed rate until 01/23/34; 1.62% + SOFR thereafter)
5.34%, 01/23/35 (b)	79,000	80,188
JPMorgan Chase & Co. (5.50% fixed rate until 01/24/35; 1.32% + SOFR thereafter)
5.50%, 01/24/36 (b)	204,000	208,588
Kaiser Foundation Hospitals
3.27%, 11/01/49	94,000	65,058
Kenvue, Inc.
4.90%, 03/22/33	63,000	63,258
5.05%, 03/22/53	49,000	44,749
5.20%, 03/22/63	30,000	27,240
Keybank National Association
4.90%, 08/08/32	500,000	489,265
Kinder Morgan Energy Partners LP
4.70%, 11/01/42	8,000	7,025
5.00%, 03/01/43	15,000	13,566
6.38%, 03/01/41	13,000	13,752
Kinder Morgan, Inc.
1.75%, 11/15/26	179,000	177,273
5.05%, 02/15/46	13,000	11,693
5.20%, 06/01/33	38,000	38,540
KLA Corp.
3.30%, 03/01/50	39,000	26,935
Kraft Heinz Foods Co.
5.20%, 07/15/45	72,000	64,181
Kroger Co.
2.20%, 05/01/30	31,000	28,244
4.65%, 01/15/48	15,000	12,700
5.00%, 09/15/34	60,000	59,147
5.50%, 09/15/54	31,000	29,095
Kyndryl Holdings, Inc.
2.05%, 10/15/26	82,000	81,391
L3Harris Technologies, Inc.
3.85%, 12/15/26	30,000	29,935
Las Vegas Sands Corp.
5.90%, 06/01/27	155,000	156,460
6.20%, 08/15/34	88,000	90,572
Leidos, Inc.
4.38%, 05/15/30	153,000	149,919
5.40%, 03/15/32	91,000	92,202
5.50%, 03/15/35	116,000	116,855
5.75%, 03/15/33	84,000	86,354
See Notes to Schedule of Investments.

8	State Street Income Fund

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Liberty Mutual Group, Inc.
3.95%, 05/15/60 (g)	$17,000	$11,878
Lloyds Banking Group PLC
3.75%, 01/11/27	372,000	370,977
Lockheed Martin Corp.
3.80%, 03/01/45	12,000	9,548
4.50%, 05/15/36	32,000	30,861
Lowe's Cos., Inc.
1.30%, 04/15/28	23,000	21,746
1.70%, 09/15/28 - 10/15/30	71,000	65,859
3.00%, 10/15/50	40,000	25,317
3.70%, 04/15/46	14,000	10,521
4.05%, 05/03/47	33,000	25,801
5.63%, 04/15/53	62,000	59,727
LYB International Finance III LLC
3.63%, 04/01/51	19,000	12,547
3.80%, 10/01/60	17,000	10,762
M&T Bank Corp. (5.05% fixed rate until 01/27/33; 1.85% + SOFR thereafter)
5.05%, 01/27/34 (b)	299,000	296,581
Mars, Inc.
4.80%, 03/01/30 (g)	130,000	130,382
5.20%, 03/01/35 (g)	140,000	140,549
5.70%, 05/01/55 (g)	130,000	128,025
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51	39,000	24,490
Marvell Technology, Inc.
5.95%, 09/15/33	94,000	98,688
Masco Corp.
3.50%, 11/15/27	10,000	9,858
Massachusetts Mutual Life Insurance Co.
5.95%, 06/01/56 (g)	95,000	94,025
McCormick & Co., Inc.
1.85%, 02/15/31	25,000	22,037
McDonald's Corp.
3.60%, 07/01/30	51,000	49,397
3.63%, 09/01/49	24,000	17,508
Medtronic Global Holdings SCA
4.50%, 03/30/33	189,000	185,383
Medtronic, Inc.
4.63%, 03/15/45	5,000	4,480
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52	68,000	54,207
Merck & Co., Inc.
1.90%, 12/10/28	99,000	93,425
2.45%, 06/24/50	54,000	31,572
2.75%, 12/10/51	38,000	23,326
2.90%, 12/10/61	18,000	10,411
4.00%, 03/07/49	14,000	11,137
5.00%, 05/17/53	18,000	16,392
Meritage Homes Corp.
3.88%, 04/15/29 (g)	271,000	262,794
Meta Platforms, Inc.
3.85%, 08/15/32	157,000	148,308
4.20%, 11/15/30	53,000	52,162
4.45%, 08/15/52	90,000	69,340
4.55%, 05/15/31	70,000	69,623
4.60%, 11/15/32	57,000	56,052
4.88%, 05/15/33	85,000	84,210
5.25%, 05/15/36	45,000	44,672
6.30%, 05/15/56	30,000	29,853
	Principal Amount	Fair Value
MetLife, Inc.
4.72%, 12/15/44	$22,000	$19,441
Micron Technology, Inc.
3.37%, 11/01/41	55,000	42,934
3.48%, 11/01/51	76,000	54,167
Microsoft Corp.
2.40%, 08/08/26	30,000	29,940
2.68%, 06/01/60	15,000	8,279
2.92%, 03/17/52	120,000	76,165
3.45%, 08/08/36	11,000	9,812
3.50%, 02/12/35	28,000	25,798
Mid-America Apartments LP
2.88%, 09/15/51	61,000	38,729
Mizuho Financial Group, Inc.
2.84%, 09/13/26	417,000	415,841
Molson Coors Beverage Co.
4.20%, 07/15/46	13,000	10,374
Morgan Stanley
3.63%, 01/20/27	30,000	29,875
3.97%, 07/22/38 (b)	27,000	23,691
4.35%, 09/08/26	85,000	84,984
4.38%, 01/22/47	30,000	25,050
Morgan Stanley (1.51% fixed rate until 07/20/26; 0.86% + SOFR thereafter)
1.51%, 07/20/27 (b)	66,000	65,892
Morgan Stanley (2.80% fixed rate until 01/25/51; 1.43% + SOFR thereafter)
2.80%, 01/25/52 (b)	136,000	84,592
Morgan Stanley (2.94% fixed rate until 01/21/32; 1.29% + SOFR thereafter)
2.94%, 01/21/33 (b)	193,000	173,588
Morgan Stanley (5.47% fixed rate until 01/18/34; 1.73% + SOFR thereafter)
5.47%, 01/18/35 (b)	70,000	71,119
MPLX LP
2.65%, 08/15/30	40,000	36,816
5.20%, 12/01/47	14,000	12,490
MSCI, Inc.
5.25%, 09/01/35	81,000	79,292
Mylan, Inc.
5.20%, 04/15/48	19,000	15,784
Nasdaq, Inc.
5.95%, 08/15/53	26,000	26,290
6.10%, 06/28/63	36,000	36,593
NetApp, Inc.
5.50%, 03/17/32	180,000	183,796
Netflix, Inc.
4.90%, 08/15/34	68,000	67,816
5.40%, 08/15/54	41,000	39,374
Nevada Power Co.
6.00%, 03/15/54	46,000	46,528
NextEra Energy Capital Holdings, Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 mo. Term SOFR thereafter)
5.65%, 05/01/79 (b)	39,000	38,866
NGPL PipeCo LLC
3.25%, 07/15/31 (g)	71,000	65,333
Niagara Mohawk Power Corp.
5.66%, 01/17/54 (g)	69,000	65,482
NIKE, Inc.
3.38%, 03/27/50	19,000	13,398
See Notes to Schedule of Investments.

State Street Income Fund	9

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
NiSource, Inc. (5.75% fixed rate until 04/15/31; 2.04% + 5 yr. CMT thereafter)
5.75%, 07/15/56 (b)	$284,000	$283,662
Norfolk Southern Corp.
3.95%, 10/01/42	31,000	25,515
Northern Trust Corp.
6.13%, 11/02/32	84,000	89,800
Northwestern Mutual Life Insurance Co.
3.45%, 03/30/51 (g)	105,000	72,271
NOV, Inc.
3.60%, 12/01/29	51,000	49,017
Novant Health, Inc.
3.32%, 11/01/61	37,000	23,454
Novartis Capital Corp.
2.20%, 08/14/30	56,000	51,218
NRG Energy, Inc.
4.73%, 10/15/30 (g)	158,000	156,015
5.41%, 10/15/35 (g)	177,000	173,223
Nutrien Ltd.
4.90%, 03/27/28 - 06/01/43	210,000	208,419
5.40%, 06/21/34	270,000	273,561
NVIDIA Corp.
2.85%, 04/01/30	19,000	17,973
3.50%, 04/01/50	26,000	19,039
Oklahoma Gas & Electric Co.
3.25%, 04/01/30	36,000	34,256
Oncor Electric Delivery Co. LLC
3.80%, 09/30/47	14,000	10,636
ONEOK, Inc.
4.35%, 03/15/29	34,000	33,708
5.80%, 11/01/30	126,000	130,344
6.10%, 11/15/32	56,000	58,897
6.63%, 09/01/53	99,000	103,760
Oracle Corp.
2.30%, 03/25/28	27,000	25,842
2.65%, 07/15/26	43,000	42,961
2.95%, 04/01/30	59,000	54,311
3.60%, 04/01/50	39,000	23,689
3.95%, 03/25/51	43,000	27,533
4.00%, 07/15/46 - 11/15/47	59,000	39,489
4.10%, 03/25/61	51,000	31,186
4.55%, 02/04/29	313,000	308,621
4.70%, 09/27/34	113,000	103,551
5.35%, 05/04/33	63,000	61,186
5.55%, 02/06/53	38,000	30,620
5.70%, 02/04/36	207,000	200,709
6.15%, 11/09/29	59,000	60,708
6.90%, 11/09/52	40,000	38,356
Otis Worldwide Corp.
2.57%, 02/15/30	21,000	19,502
3.36%, 02/15/50	23,000	16,089
Owens Corning
3.88%, 06/01/30	153,000	148,127
4.40%, 01/30/48	16,000	13,185
5.70%, 06/15/34	118,000	121,912
5.95%, 06/15/54	32,000	32,512
Pacific Gas & Electric Co.
2.10%, 08/01/27	45,000	43,806
2.50%, 02/01/31	81,000	72,711
3.00%, 06/15/28	76,000	73,547
3.30%, 08/01/40	81,000	60,680
3.50%, 08/01/50	36,000	24,015
4.30%, 03/15/45	54,000	42,389
	Principal Amount	Fair Value
PacifiCorp
2.70%, 09/15/30	$39,000	$35,813
2.90%, 06/15/52	97,000	58,006
5.80%, 01/15/55	69,000	65,843
6.25%, 10/15/37	61,000	63,878
Packaging Corp. of America
3.05%, 10/01/51	53,000	34,252
Paramount Global
2.90%, 01/15/27	11,000	10,882
3.70%, 06/01/28	17,000	16,493
Parker-Hannifin Corp.
3.25%, 06/14/29	31,000	29,925
4.50%, 09/15/29	55,000	54,973
Patterson-UTI Energy, Inc.
6.05%, 05/15/36	30,000	29,881
7.15%, 10/01/33	68,000	73,004
Paychex, Inc.
5.10%, 04/15/30	141,000	142,169
5.60%, 04/15/35	112,000	113,108
PayPal Holdings, Inc.
2.65%, 10/01/26	56,000	55,778
3.25%, 06/01/50	30,000	19,435
PepsiCo, Inc.
1.63%, 05/01/30	33,000	29,732
2.63%, 07/29/29	44,000	41,796
2.75%, 10/21/51	94,000	58,491
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/33	7,000	6,933
5.30%, 05/19/53	29,000	27,292
5.34%, 05/19/63	49,000	45,084
Pfizer, Inc.
2.70%, 05/28/50	76,000	47,012
3.90%, 03/15/39	24,000	20,844
4.13%, 12/15/46	16,000	13,144
4.40%, 05/15/44	10,000	8,724
Philip Morris International, Inc.
2.10%, 05/01/30	17,000	15,499
3.38%, 08/15/29	25,000	24,115
4.13%, 03/04/43	12,000	10,050
5.13%, 02/15/30	116,000	117,765
5.63%, 11/17/29	56,000	57,702
Phillips 66 Co.
2.15%, 12/15/30	190,000	170,441
3.15%, 12/15/29	97,000	92,226
3.30%, 03/15/52	65,000	42,643
3.75%, 03/01/28	13,000	12,829
4.68%, 02/15/45	25,000	21,382
Pilgrim's Pride Corp.
6.25%, 07/01/33	27,000	28,156
6.88%, 05/15/34	75,000	80,953
Pioneer Natural Resources Co.
2.15%, 01/15/31	140,000	125,600
Precision Castparts Corp.
4.38%, 06/15/45	23,000	19,796
Progressive Corp.
3.00%, 03/15/32	72,000	65,740
3.70%, 03/15/52	14,000	10,341
Prologis LP
3.05%, 03/01/50	18,000	12,009
5.00%, 03/15/34	45,000	44,828
5.25%, 03/15/54	29,000	27,438
Prudential Financial, Inc.
3.94%, 12/07/49	40,000	30,358
See Notes to Schedule of Investments.

10	State Street Income Fund

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Prudential Financial, Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 mo. Term SOFR thereafter)
5.70%, 09/15/48 (b)	$41,000	$41,043
Public Service Co. of Colorado
3.70%, 06/15/28	46,000	45,377
Public Storage Operating Co.
5.00%, 12/15/35	40,000	39,582
5.35%, 08/01/53	39,000	37,454
QUALCOMM, Inc.
4.30%, 05/20/47	7,000	5,702
4.50%, 05/20/52	83,000	68,586
Quest Diagnostics, Inc.
2.95%, 06/30/30	14,000	13,106
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	67,000	59,268
Regions Financial Corp.
1.80%, 08/12/28	165,000	155,706
Regions Financial Corp. (5.72% fixed rate until 06/06/29; 1.49% + SOFR thereafter)
5.72%, 06/06/30 (b)	519,000	532,442
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	87,000	89,125
Reynolds American, Inc.
5.70%, 08/15/35	162,000	166,808
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	58,000	35,759
Rio Tinto Finance USA PLC
5.25%, 03/14/35	41,000	41,644
5.75%, 03/14/55	66,000	66,739
5.88%, 03/14/65	62,000	63,002
ROBLOX Corp.
3.88%, 05/01/30 (g)	321,000	303,528
Rockwell Automation, Inc.
2.80%, 08/15/61	18,000	10,407
4.20%, 03/01/49	27,000	22,419
Ross Stores, Inc.
4.70%, 04/15/27	13,000	13,006
Royal Caribbean Cruises Ltd.
5.38%, 01/15/36	92,000	91,320
5.63%, 09/30/31 (g)	357,000	360,538
Royalty Pharma PLC
1.75%, 09/02/27	31,000	30,023
2.20%, 09/02/30	13,000	11,743
3.30%, 09/02/40	9,000	6,971
5.40%, 09/02/34	47,000	47,380
RTX Corp.
1.90%, 09/01/31	85,000	74,281
2.82%, 09/01/51	80,000	49,639
3.13%, 05/04/27	52,000	51,470
3.50%, 03/15/27	34,000	33,825
4.15%, 05/15/45	24,000	19,860
4.45%, 11/16/38	20,000	18,607
6.10%, 03/15/34	94,000	100,852
6.40%, 03/15/54	71,000	77,938
Ryder System, Inc.
2.90%, 12/01/26	94,000	93,492
Salesforce, Inc.
1.95%, 07/15/31	68,000	59,221
2.70%, 07/15/41	66,000	45,015
SBA Communications Corp.
3.13%, 02/01/29	344,000	329,163
3.88%, 02/15/27	647,000	643,474
	Principal Amount	Fair Value
Schlumberger Holdings Corp.
3.90%, 05/17/28 (g)	$41,000	$40,549
5.00%, 06/01/34 (g)	290,000	288,361
Selective Insurance Group, Inc.
5.38%, 03/01/49	17,000	15,648
Sempra (4.13% fixed rate until 01/01/27; 2.87% + 5 yr. CMT thereafter)
4.13%, 04/01/52 (b)	115,000	113,976
Shell Finance U.S., Inc.
2.38%, 11/07/29	120,000	112,330
3.13%, 11/07/49 (g)	87,000	58,768
3.25%, 04/06/50	34,000	23,503
3.75%, 09/12/46	13,000	10,041
Simon Property Group LP
3.38%, 06/15/27	23,000	22,793
SK Hynix, Inc.
5.50%, 01/16/29 (g)	391,000	399,090
Smith & Nephew PLC
5.40%, 03/20/34	48,000	48,374
Smurfit Kappa Treasury ULC
5.20%, 01/15/30	345,000	349,802
5.78%, 04/03/54	300,000	299,823
Sonoco Products Co.
4.60%, 09/01/29	176,000	174,925
5.00%, 09/01/34	153,000	149,880
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34	261,000	259,982
Southern California Edison Co.
4.00%, 04/01/47	77,000	57,393
4.20%, 03/01/29	59,000	58,086
5.65%, 10/01/28	407,000	414,566
Southern Co.
3.25%, 07/01/26	19,000	19,000
3.70%, 04/30/30	114,000	110,152
Southwest Airlines Co.
2.63%, 02/10/30	51,000	47,196
Southwestern Electric Power Co.
2.75%, 10/01/26	36,000	35,860
Spectra Energy Partners LP
3.38%, 10/15/26	8,000	7,978
4.50%, 03/15/45	7,000	5,922
Standard Chartered PLC (2.68% fixed rate until 06/29/31; 1.20% + 1 yr. CMT thereafter)
2.68%, 06/29/32 (b)(g)	290,000	259,823
Starbucks Corp.
4.00%, 11/15/28	20,000	19,770
Stellantis Finance U.S., Inc.
6.45%, 03/18/35 (g)	209,000	205,765
Stellantis Financial Services U.S. Corp.
5.40%, 06/15/29 (g)	365,000	363,726
Store Capital LLC
4.95%, 02/11/31	52,000	51,332
Stryker Corp.
1.95%, 06/15/30	79,000	71,526
Sumisho Air Lease Corp.
4.85%, 03/24/31 (g)	102,000	100,915
Sumitomo Mitsui Financial Group, Inc.
6.18%, 07/13/43	150,000	159,154
See Notes to Schedule of Investments.

State Street Income Fund	11

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26 (g)	$365,000	$362,679
Suncor Energy, Inc.
4.00%, 11/15/47	9,000	6,896
Synopsys, Inc.
4.85%, 04/01/30	168,000	168,294
5.15%, 04/01/35	102,000	101,491
5.70%, 04/01/55	97,000	94,133
Sysco Corp.
5.95%, 04/01/30	7,000	7,258
6.60%, 04/01/50	9,000	9,575
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50	300,000	199,434
Take-Two Interactive Software, Inc.
3.70%, 04/14/27	188,000	186,930
4.00%, 04/14/32	41,000	39,060
5.60%, 06/12/34	284,000	290,594
Tampa Electric Co.
2.40%, 03/15/31	81,000	73,084
3.45%, 03/15/51	64,000	44,956
4.35%, 05/15/44	51,000	43,142
Tanger Properties LP
2.75%, 09/01/31	172,000	154,772
Tapestry, Inc.
3.05%, 03/15/32	75,000	67,888
4.13%, 07/15/27	7,000	6,968
5.10%, 03/11/30	272,000	274,097
5.50%, 03/11/35	167,000	168,102
Targa Resources Corp.
6.50%, 03/30/34	205,000	220,963
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	164,000	163,918
Target Corp.
1.95%, 01/15/27	26,000	25,696
Texas Instruments, Inc.
3.88%, 03/15/39	31,000	27,111
Thermo Fisher Scientific, Inc.
2.80%, 10/15/41	47,000	34,355
Time Warner Cable LLC
6.55%, 05/01/37	17,000	16,847
T-Mobile USA, Inc.
3.50%, 04/15/31	291,000	274,721
3.75%, 04/15/27	103,000	102,437
4.50%, 04/15/50	13,000	10,501
4.80%, 07/15/28	267,000	268,183
5.50%, 01/15/55	48,000	44,052
Toronto-Dominion Bank
3.20%, 03/10/32	165,000	151,788
4.46%, 06/08/32	87,000	85,509
Toronto-Dominion Bank (7.25% fixed rate until 07/31/29; 2.98% + 5 yr. CMT thereafter)
7.25%, 07/31/84 (b)	387,000	401,242
TotalEnergies Capital International SA
2.83%, 01/10/30	339,000	320,063
Tractor Supply Co.
5.25%, 05/15/33	70,000	70,365
Trane Technologies Financing Ltd.
3.80%, 03/21/29	47,000	46,191
	Principal Amount	Fair Value
TransCanada PipeLines Ltd.
4.25%, 05/15/28	$48,000	$47,717
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28	24,000	23,762
5.10%, 03/15/36	309,000	305,783
Travelers Cos., Inc.
2.55%, 04/27/50	98,000	58,974
Truist Financial Corp. (6.67% fixed rate until 09/01/26; 3.00% + 5 yr. CMT thereafter)
6.67%, 09/01/26 (b)	227,000	227,075
TWDC Enterprises 18 Corp.
4.13%, 06/01/44	13,000	10,740
Tyson Foods, Inc.
5.40%, 03/15/29	68,000	69,265
5.70%, 03/15/34	74,000	76,137
U.S. Bancorp (4.97% fixed rate until 07/22/32; 2.11% + SOFR thereafter)
4.97%, 07/22/33 (b)	101,000	100,107
U.S. Bancorp (5.68% fixed rate until 01/23/34; 1.86% + SOFR thereafter)
5.68%, 01/23/35 (b)	150,000	154,860
Uber Technologies, Inc.
4.15%, 01/15/31	153,000	149,392
4.80%, 09/15/35	135,000	131,073
UBS Group AG (9.25% fixed rate until 11/13/33; 4.76% + 5 yr. CMT thereafter)
9.25%, 11/13/33 (b)(g)	205,000	236,603
UDR, Inc.
2.10%, 08/01/32	43,000	36,530
3.00%, 08/15/31	28,000	25,689
Union Pacific Corp.
3.55%, 05/20/61	46,000	31,130
3.60%, 09/15/37	9,000	7,872
3.80%, 04/06/71	21,000	14,448
4.10%, 09/15/67	14,000	10,352
United Parcel Service, Inc.
5.50%, 05/22/54	55,000	53,026
UnitedHealth Group, Inc.
2.00%, 05/15/30	54,000	49,075
4.20%, 05/15/32	57,000	55,396
4.45%, 12/15/48	42,000	35,056
4.75%, 07/15/45 - 05/15/52	99,000	86,145
5.05%, 04/15/53	49,000	44,021
5.20%, 04/15/63	80,000	71,494
6.05%, 02/15/63	24,000	24,462
Vale Overseas Ltd.
6.13%, 06/12/33	163,000	171,041
6.40%, 06/28/54	99,000	100,745
Ventas Realty LP
3.25%, 10/15/26	28,000	27,906
5.63%, 07/01/34	65,000	66,734
Verisk Analytics, Inc.
5.25%, 06/05/34	145,000	144,677
Verizon Communications, Inc.
2.36%, 03/15/32	107,000	93,514
2.55%, 03/21/31	49,000	44,485
3.40%, 03/22/41	54,000	41,723
3.55%, 03/22/51	41,000	28,495
3.70%, 03/22/61	24,000	16,071
4.40%, 11/01/34	137,000	129,990
4.86%, 08/21/46	80,000	69,572
See Notes to Schedule of Investments.

12	State Street Income Fund

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
	Principal Amount	Fair Value
5.40%, 07/02/37	$135,000	$134,642
Viatris, Inc.
4.00%, 06/22/50	38,000	26,112
Virginia Electric & Power Co.
4.00%, 11/15/46	43,000	34,011
Vistra Operations Co. LLC
6.00%, 04/15/34 (g)	72,000	74,017
Vontier Corp.
2.40%, 04/01/28	54,000	51,850
2.95%, 04/01/31	70,000	63,428
Vulcan Materials Co.
3.90%, 04/01/27	11,000	10,958
Walmart, Inc.
1.80%, 09/22/31	44,000	38,869
2.50%, 09/22/41	51,000	36,631
2.65%, 09/22/51	24,000	14,892
Walt Disney Co.
2.65%, 01/13/31	58,000	53,562
3.38%, 11/15/26	10,000	9,969
3.60%, 01/13/51	38,000	27,732
4.75%, 11/15/46	6,000	5,324
6.65%, 11/15/37	38,000	42,545
Wells Fargo & Co.
4.15%, 01/24/29	73,000	72,339
4.75%, 12/07/46	82,000	69,869
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (b)	165,000	161,712
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (b)	82,000	62,657
Wells Fargo & Co. (3.35% fixed rate until 03/02/32; 1.50% + SOFR thereafter)
3.35%, 03/02/33 (b)	97,000	89,158
Wells Fargo & Co. (5.24% fixed rate until 01/24/30; 1.11% + SOFR thereafter)
5.24%, 01/24/31 (b)	133,000	134,813
Wells Fargo & Co. (5.50% fixed rate until 01/23/34; 1.78% + SOFR thereafter)
5.50%, 01/23/35 (b)	97,000	98,909
Wells Fargo & Co. (6.49% fixed rate until 10/23/33; 2.06% + SOFR thereafter)
6.49%, 10/23/34 (b)	117,000	126,330
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 yr. CMT thereafter)
4.11%, 07/24/34 (b)	43,000	41,896
Williams Cos., Inc.
3.75%, 06/15/27	10,000	9,937
4.85%, 03/01/48	21,000	18,168
4.90%, 01/15/45	49,000	43,259
5.30%, 08/15/52	36,000	32,796
5.40%, 03/04/44	7,000	6,641
Willis North America, Inc.
3.88%, 09/15/49	40,000	29,916
Workday, Inc.
3.50%, 04/01/27	69,000	68,498
3.70%, 04/01/29	138,000	134,106
Zoetis, Inc.
3.90%, 08/20/28	25,000	24,680
	Principal Amount	Fair Value
5.60%, 11/16/32	$128,000	$132,957
		66,244,158
Non-Agency Collateralized Mortgage Obligations - 11.0%
A&D Mortgage Trust
5.23%, 10/25/70 (a)(f)(g)	1,147,377	1,139,735
Angel Oak Mortgage Trust
4.96%, 09/25/70 (a)(b)(g)	1,123,698	1,113,514
Bank
3.18%, 09/15/60 (a)	4,843,325	4,765,630
4.41%, 11/15/61 (a)(b)	2,058,150	2,037,524
Cantor Commercial Real Estate Lending
3.01%, 01/15/53 (a)	968,173	908,612
CD Mortgage Trust
2.91%, 08/15/57 (a)	1,762,788	1,659,253
Citigroup Commercial Mortgage Trust
4.03%, 12/10/49 (a)(b)	708,419	689,353
COMM Mortgage Trust
3.92%, 10/15/45 (a)(g)	364,687	349,015
Cross Mortgage Trust
4.93%, 09/25/70 (a)(b)(g)	1,626,296	1,609,576
GS Mortgage Securities Trust
2.75%, 09/10/52 (a)	3,155,831	2,976,353
3.05%, 11/10/52 (a)	1,539,882	1,456,854
4.14%, 03/10/51 (a)(b)	628,037	602,799
4.49%, 11/10/48 (a)(b)	787,152	711,744
Impac Secured Assets Trust (4.26% fixed rate until 07/25/26; 0.61% + 1 mo. Term SOFR thereafter)
4.26%, 11/25/36 (b)**	68	—
JPMBB Commercial Mortgage Securities Trust
4.86%, 11/15/48 (a)(b)	523,324	132,079
MASTR Alternative Loan Trust
5.00%, 08/25/18 (c)(h)	9,225	22
OBX Trust
4.87%, 10/25/65 (a)(b)(g)	2,268,747	2,244,770
5.02%, 10/25/65 (a)(b)(g)	1,567,086	1,553,552
5.06%, 09/25/65 (b)(g)	605,066	600,520
PRKCM Trust
5.10%, 10/25/60 (a)(b)(g)	1,191,560	1,182,561
Verus Securitization Trust
4.87%, 09/25/70 (b)(g)	642,743	636,237
4.91%, 11/25/70 (a)(b)(g)	2,450,455	2,425,561
4.94%, 10/27/70 (a)(b)(g)	1,171,215	1,161,234
		29,956,498
Municipal Bonds and Notes - 0.2%
State of California, CA
4.60%, 04/01/38 (i)	445,000	447,187
Total Bonds and Notes (Cost $266,533,425)		254,161,043
Total Investments in Securities (Cost $266,533,425)		254,161,043

See Notes to Schedule of Investments.

State Street Income Fund	13

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Short-Term Investment - 22.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.62% (a)(j)(k) (Cost $61,032,261)	61,032,261	$61,032,261
Total Investments (Cost $327,565,686)		315,193,304
Liabilities in Excess of Other Assets, net - (15.3)%		(41,807,226)
NET ASSETS - 100.0%		$273,386,078

Other Information:

Centrally Cleared Credit Default Swaps:

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Buy Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$17,000	1.00%/ Quarterly	06/20/31	$(373,213)	$(351,395)	$(21,818)

The Fund had the following long futures contracts open at June 30, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	September 2026	62	$7,052,808	$7,201,688	$148,880
U.S. Long Bond Futures	September 2026	1	111,844	113,500	1,656
5 Yr. U.S. Treasury Notes Futures	September 2026	138	14,716,945	14,772,468	55,523
10 Yr. U.S. Treasury Notes Futures	September 2026	31	3,400,312	3,406,609	6,297
10 Yr. U.S. Treasury Ultra Futures	September 2026	80	8,928,750	8,997,500	68,750
					$281,106

The Fund had the following short futures contracts open at June 30, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Yr. U.S. Treasury Notes Futures	September 2026	80	$(16,510,906)	$(16,490,625)	$20,281
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	At June 30, 2026, all or a portion of this security was pledged to cover collateral requirements for futures contracts, swaps and/or TBAs.
(b)
Variable Rate Security - Interest rate shown is rate in
effect at June 30, 2026. For securities based on a
published reference rate and spread, the reference
rate and spread are indicated in the description above.

See Notes to Schedule of Investments.

14	State Street Income Fund

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
(c)
Interest only security. These securities represent the
right to receive the monthly interest payments on an
underlying pool of mortgages. Payments of principal
on the pool reduce the value of the "interest only"
holding.

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced ("TBA") in the future.
(e)
Principal only security. These securities represent the
right to receive the monthly principal payments on an
underlying pool of mortgages. No payments of interest
on the pool are passed through to the "principal only"
holder.

(f)	Step coupon bond.
(g)
Pursuant to Rule 144A of the Securities Act of 1933,
as amended, these securities may be resold in
transactions exempt from registration, normally to
qualified institutional buyers. At June 30, 2026, these
securities amounted to $26,833,377 or 9.82% of the
net assets of the State Street Income Fund.

(h)	Security is in default.
(i)
Pre-refunded bonds are collateralized by U.S. Treasury
securities, which are held in escrow by a trustee and
are used to pay principal and interest on the
tax-exempt issue to retire the bonds at the earliest
refunding date.

(j)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(k)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2026.
**	Amount is less than $0.50.

Abbreviations:
CMT - Constant Maturity Treasury
REMICS - Real Estate Mortgage Investment Conduits
RFUCCT - Refinitiv USD IBOR Cons. Cash F/B Term
SOFR - Secured Overnight Financing Rate
STRIPS - Separate Trading of Registered Interest and Principal of Security
TBA - To Be Announced
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$85,336,147	$—	$85,336,147
Agency Mortgage Backed	—	66,045,847	—	66,045,847
Agency Collateralized Mortgage Obligations	—	2,158,473	—	2,158,473
Asset Backed	—	3,972,733	—	3,972,733
Corporate Notes	—	66,244,158	—	66,244,158
Non-Agency Collateralized Mortgage Obligations	—	29,956,498	—	29,956,498
Municipal Bonds and Notes	—	447,187	—	447,187
Short-Term Investment	61,032,261	—	—	61,032,261
Total Investments in Securities	$61,032,261	$254,161,043	$—	$315,193,304
Other Financial Instruments
Credit Default Swap Contracts - Unrealized Depreciation	—	(21,818)	—	(21,818)
Long Futures Contracts - Unrealized Appreciation	281,106	—	—	281,106
Short Futures Contracts - Unrealized Appreciation	20,281	—	—	20,281
Total Other Financial Instruments	$301,387	$(21,818)	$—	$279,569

See Notes to Schedule of Investments.

State Street Income Fund	15

State Street Income Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
Affiliate Table

	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	158,750,807	$158,750,807	$124,203,373	$221,921,919	$—	$—	61,032,261	$61,032,261	$3,037,709
See Notes to Schedule of Investments.

16	State Street Income Fund

State Street U.S. Core Equity Fund
Schedule of Investments
June 30, 2026 (Unaudited)

	Number of Shares	Fair Value
Common Stock - 96.7% †
Aerospace & Defense - 0.8%
RTX Corp.	174,173	$33,045,843
Application Software - 1.5%
Palantir Technologies, Inc., Class A (a)	107,419	12,532,575
Salesforce, Inc.	82,192	12,876,199
Synopsys, Inc. (a)	81,891	36,529,118
		61,937,892
Automobile Manufacturers - 1.1%
General Motors Co.	284,857	21,956,778
Tesla, Inc. (a)	54,330	22,851,198
		44,807,976
Automotive Retail - 0.4%
O'Reilly Automotive, Inc. (a)	202,762	18,672,353
Biotechnology - 0.3%
Vertex Pharmaceuticals, Inc. (a)	25,086	12,460,969
Broadline Retail - 4.6%
Amazon.com, Inc. (a)	803,980	191,620,593
Construction & Engineering - 0.4%
API Group Corp. (a)	167,995	7,114,588
MasTec, Inc. (a)	21,969	9,140,422
		16,255,010
Construction Machinery & Heavy Transportation Equipment - 1.6%
Cummins, Inc.	25,773	18,381,562
Westinghouse Air Brake Technologies Corp.	174,072	46,929,811
		65,311,373
Construction Materials - 0.7%
Martin Marietta Materials, Inc.	48,324	27,868,451
Consumer Staples Merchandise Retail - 1.6%
BJ's Wholesale Club Holdings, Inc. (a)	247,819	21,614,773
Costco Wholesale Corp.	13,828	12,935,679
Walmart, Inc.	268,786	30,442,703
		64,993,155
Copper - 0.4%
Freeport-McMoRan, Inc.	252,059	15,851,990
Data Center REITs - 0.6%
Equinix, Inc.	25,492	26,572,606
Diversified Banks - 3.6%
Bank of America Corp.	1,099,771	62,664,952
JPMorgan Chase & Co. (b)	269,906	88,348,331
		151,013,283
Electric Utilities - 0.5%
NextEra Energy, Inc.	236,071	20,719,952
Electrical Components & Equipment - 1.9%
Eaton Corp. PLC	69,266	29,515,628
Emerson Electric Co.	330,854	47,361,750
		76,877,378
	Number of Shares	Fair Value
Electronic Components - 1.5%
Amphenol Corp., Class A	348,172	$61,389,687
Environmental & Facilities Services - 1.1%
Tetra Tech, Inc.	341,973	9,879,600
Waste Management, Inc.	164,651	36,697,415
		46,577,015
Financial Exchanges & Data - 2.1%
Intercontinental Exchange, Inc.	240,254	29,577,670
S&P Global, Inc.	136,658	55,655,337
		85,233,007
Healthcare Equipment - 2.1%
Abbott Laboratories	222,782	20,215,239
Boston Scientific Corp. (a)	845,108	36,069,209
Dexcom, Inc. (a)	96,093	6,471,864
IDEXX Laboratories, Inc. (a)	19,062	10,034,999
Intuitive Surgical, Inc. (a)	35,749	14,216,662
		87,007,973
Healthcare Supplies - 0.3%
Cooper Cos., Inc. (a)	158,583	11,371,987
Home Improvement Retail - 1.5%
Home Depot, Inc.	165,621	58,411,214
Lowe's Cos., Inc.	16,284	3,590,459
		62,001,673
Household Products - 0.5%
Procter & Gamble Co.	154,168	22,607,196
Independent Power Producers & Energy Traders - 0.3%
Vistra Corp.	74,268	11,781,133
Industrial Gases - 1.1%
Linde PLC	86,939	45,116,125
Industrial Machinery & Supplies & Components - 1.3%
Parker-Hannifin Corp.	54,661	53,465,017
Insurance Brokers - 0.7%
Marsh & McLennan Cos., Inc.	178,325	29,721,428
Integrated Oil & Gas - 2.0%
Chevron Corp.	143,401	23,770,150
Exxon Mobil Corp.	439,842	60,135,198
		83,905,348
Interactive Media & Services - 9.4%
Alphabet, Inc., Class A	680,522	243,198,147
Alphabet, Inc., Class C	102,226	36,119,513
Meta Platforms, Inc., Class A	197,695	111,359,616
		390,677,276
Internet Services & Infrastructure - 0.4%
Cloudflare, Inc., Class A (a)	11,509	2,822,928
MongoDB, Inc. (a)	19,907	6,686,761
Snowflake, Inc. (a)	25,580	6,510,110
		16,019,799
Investment Banking & Brokerage - 0.7%
Robinhood Markets, Inc., Class A (a)	309,026	30,989,127
Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	69,121	9,181,342
See Notes to Schedule of Investments.

State Street U.S. Core Equity Fund	17

State Street U.S. Core Equity Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
	Number of Shares	Fair Value
Danaher Corp.	201,366	$38,356,196
Repligen Corp. (a)	30,483	4,159,101
Thermo Fisher Scientific, Inc.	35,157	17,626,313
		69,322,952
Movies & Entertainment - 1.3%
Netflix, Inc. (a)	561,307	40,077,320
Walt Disney Co.	141,272	13,597,430
		53,674,750
Multi-Sector Holdings - 1.0%
Berkshire Hathaway, Inc., Class B (a)	87,131	43,599,481
Multi-Utilities - 1.0%
CMS Energy Corp.	122,007	9,333,535
Sempra	355,745	32,981,119
		42,314,654
Oil & Gas Exploration & Production - 0.4%
EQT Corp.	278,143	14,788,863
Packaged Foods & Meats - 0.2%
Mondelez International, Inc., Class A	158,949	9,193,610
Passenger Ground Transportation - 1.1%
Uber Technologies, Inc. (a)	618,326	44,618,404
Pharmaceuticals - 4.0%
AstraZeneca PLC	89,775	17,023,136
Eli Lilly & Co.	70,128	84,113,627
Johnson & Johnson	162,519	41,274,950
Merck & Co., Inc.	190,621	24,494,798
		166,906,511
Property & Casualty Insurance - 0.8%
American International Group, Inc.	82,410	6,142,017
Chubb Ltd.	46,696	15,911,195
Progressive Corp.	50,621	11,058,158
		33,111,370
Real Estate Services - 0.7%
CBRE Group, Inc., Class A (a)	203,126	27,359,041
Regional Banks - 0.5%
Regions Financial Corp.	710,464	21,456,013
Restaurants - 0.4%
McDonald's Corp.	61,010	16,491,613
Semiconductor Materials & Equipment - 3.3%
Applied Materials, Inc.	144,597	104,543,631
Lam Research Corp.	78,605	34,061,905
		138,605,536
Semiconductors - 18.0%
Advanced Micro Devices, Inc. (a)	213,924	124,270,591
Broadcom, Inc.	382,004	144,302,011
Micron Technology, Inc.	68,070	78,572,520
NVIDIA Corp.	1,870,555	374,279,350
Texas Instruments, Inc.	88,219	26,295,437
		747,719,909
Soft Drinks & Non-Alcoholic Beverages - 0.7%
Monster Beverage Corp. (a)	189,636	18,227,812
	Number of Shares	Fair Value
PepsiCo, Inc.	87,236	$11,811,755
		30,039,567
Specialty Chemicals - 0.3%
Ecolab, Inc. (b)	25,878	7,209,869
International Flavors & Fragrances, Inc.	48,544	3,845,656
		11,055,525
Systems Software - 5.7%
Crowdstrike Holdings, Inc., Class A (a)	7,484	5,711,340
Microsoft Corp.	561,322	209,384,332
Oracle Corp.	115,489	16,924,913
ServiceNow, Inc. (a)	24,913	2,473,363
		234,493,948
Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	738,054	213,563,305
Seagate Technology Holdings PLC	25,913	25,006,045
		238,569,350
Telecom Tower REITs - 0.2%
American Tower Corp.	54,957	8,989,316
Tobacco - 0.5%
Philip Morris International, Inc.	122,970	22,246,503
Trading Companies & Distributors - 1.4%
United Rentals, Inc.	39,492	44,740,092
WW Grainger, Inc.	11,037	15,014,735
		59,754,827
Transaction & Payment Processing Services - 2.5%
Mastercard, Inc., Class A	68,747	35,308,459
Visa, Inc., Class A	200,178	68,679,070
		103,987,529
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	38,111	6,392,358
Total Common Stock (Cost $2,193,275,315)		4,010,564,245
Short-Term Investment - 3.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 3.62% (c)(d) (Cost $129,723,240)	129,723,240	129,723,240
Total Investments (Cost $2,322,998,555)		4,140,287,485
Other Assets and Liabilities, net - 0.1%		6,102,769
NET ASSETS - 100.0%		$4,146,390,254
See Notes to Schedule of Investments.

18	State Street U.S. Core Equity Fund

State Street U.S. Core Equity Fund
Schedule of Investments (Continued)
June 30, 2026 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at June 30, 2026:

Description	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P 500 E-mini Index Futures	September 2026	248	$93,746,911	$93,598,300	$(148,611)
The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.
(a)	Non-income producing security.
(b)	At June 30, 2026, all or a portion of this security was pledged to cover collateral requirements for futures contracts.
(c)
Sponsored by SSGA Funds Management, Inc., the
Fund’s investment adviser and administrator, and an
affiliate of State Street Bank & Trust Co., the Fund’s
sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2026.

Abbreviations:
REIT - Real Estate Investment Trust
The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2026:
Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$4,010,564,245	$—	$—	$4,010,564,245
Short-Term Investment	129,723,240	—	—	129,723,240
Total Investments in Securities	$4,140,287,485	$—	$—	$4,140,287,485
Other Financial Instruments
Long Futures Contracts - Unrealized Depreciation	(148,611)	—	—	(148,611)
Total Other Financial Instruments	$(148,611)	$—	$—	$(148,611)

Affiliate Table

	Number of Shares Held at 9/30/25	Value at 9/30/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Number of Shares Held at 6/30/26	Value at 6/30/26	Dividend Income
State Street Institutional U.S. Government Money Market Fund - Class G Shares	174,418,135	$174,418,135	$511,534,914	$556,229,809	$—	$—	129,723,240	$129,723,240	$3,104,997
See Notes to Schedule of Investments.

State Street U.S. Core Equity Fund	19

State Street Institutional Investment Trust
Notes to Schedule of Investments
June 30, 2026 (Unaudited)
Security Valuation
Each Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board . The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•Fixed income assets are generally valued at the mean of the bid and ask prices for bank loans and inflation protected securities, and at the bid price for all other fixed income assets as provided by independent pricing services or brokers.
•Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;
•Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of June 30, 2026 is disclosed in each Fund’s Schedule of Investments.
Futures Contracts
Each Fund may enter into futures contracts to meet a Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, a Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Funds' Schedules of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts and TBAs on the Statements of Assets and Liabilities. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of
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State Street Institutional Investment Trust
Notes to Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.
For the period ended June 30, 2026, State Street U.S. Core Equity Fund and State Street Income Fund entered into futures contracts in order to equitize cash and manage exposure to interest rates, respectively.
Credit Default Swaps
During the period ended  June 30, 2026, the State Street Income Fund engaged in credit default swaps to manage credit risk. When the State Street Income Fund is the buyer in a credit default swap contract, the State Street Income Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the State Street Income Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the State Street Income Fund loses its investment and recovers nothing. However, if a credit event occurs, the State Street Income Fund receives full notional value for a referenced debt obligation that may have little or no value. When the State Street Income Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the State Street Income Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the State Street Income Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the State Street Income Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the State Street Income Fund for the same referenced obligation.
As the seller, the State Street Income Fund may create economic leverage to its portfolio because, in addition to its total net assets, the State Street Income Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The State Street Income Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The State Street Income Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the State Street Income Fund had invested in the referenced debt obligation directly. If the State Street Income Fund is a buyer of a credit default swap and no credit event occurs, the State Street Income Fund will not earn any return on its investment. If the State Street Income Fund is a seller of a credit default swap, the State Street Income Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the State Street Income Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
To-Be-Announced Transactions
The State Street Income Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.
The State Street Income Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the State Street Income Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The State Street Income Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.
Default by or bankruptcy of a counterparty to a TBA transaction would expose the State Street Income Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the State Street Income Fund will enter into TBA transactions only with established counterparties. The State Street Income Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.
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State Street Institutional Investment Trust
Notes to Schedule of Investments (Continued)
June 30, 2026 (Unaudited)
Delayed Delivery and When-Issued Securities
During the period ended June 30, 2026, the State Street Income Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated.
The securities purchased on a delayed delivery or when-issued basis are identified as such in the State Street Income Fund’s Schedule of Investments. The State Street Income Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the State Street Income Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
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